Operating expenses - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Administrative expenses
Salaries and social security costs	£ 1,627	£ 1,671	£ 1,663
Pensions and other post-retirement benefit schemes (note 13)	280	300	405
Restructuring and other staff costs	250	279	444
Total administrative expenses	2,157	2,250	2,512
Premises and equipment	242	362	367
Other expenses:
IT, data processing and communications	535	558	563
UK bank levy		225
Operations, marketing and other	626	603	534
Other expenses	1,161	1,386	1,097
Total administrative expenses, premises and equipment and other expenses	3,560	3,998	3,976
Depreciation and amortisation	1,302	1,190	1,215
Total operating expenses, excluding regulatory provisions	4,862	5,188	5,191
Regulatory provisions (note ):
Other regulatory provisions	143	343	257
Regulatory provisions	793	543	807
Total operating expenses	5,655	5,731	5,998
Payment protection insurance provision
Regulatory provisions (note ):
Payment protection insurance provision	650	200	550
Continuing operations
Regulatory provisions (note ):
Total operating expenses	£ 5,655	£ 5,731	£ 5,998